Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	2022	2021
Buildings	$2,988,217	$5,195,800
Machinery and equipment	9,776,164	8,737,421
Transportation vehicles	1,014,921	1,079,190
Office equipment	626,808	682,216
Construction in progress (“CIP”)	-	-
Total property plant and equipment, at cost	14,406,110	15,694,627
Less: accumulated depreciation	(8,416,974)	(8,485,922)
Property, plant and equipment, net	$5,989,136	$7,208,705